Other liabilities and provisions	12 Months Ended
Dec. 31, 2022
Other liabilities and provisions
Other liabilities and provisions

10. Other liabilities and provisions

	December 31,
	2022	2021

	(€ in thousands)
Employee bonus	623	512
Liabilities from payroll	301	255
Management compensation	167	83
Accruals for vacation and overtime	294	230
Accruals for compensation of Supervisory Board	180	180
Liabilities from VAT	164	50
Accruals for licenses	46	92
Accruals for commissions	21	298
Others	193	116
Other liabilities	1,989	1,816

Accrual for warranty	358	292
Accruals for management compensation	192	--
Labour dispute	114	--
Provisions	664	292

Total	2,653	2,108

As of December 31, 2022, other liabilities and provisions include kEUR 0 (2021: kEUR 0) as non-current related to the line item others. Management expects that the cash outflows related to the other liabilities and provisions will be utilized within twelve months after balance sheet date. The short-term incentive for management compensation is presented within other liabilities, the long-term incentive for management compensation is presented within provisions.

Management compensation and employee bonus

Provisions related to management compensation and employee bonus are made to estimate cash outflow required for compensating the entitled employees based on the achievement of their individual targets.

Warranties

The Group generally offers a 12-month statutory warranty for its 3D printers. Management estimates the related provision for future warranty claims based on historical warranty claim information, taking into account all 3D printers that are still under statutory warranty at the end of the reporting period.

Vacation and overtime

Accruals are made for vacation and overtime based on the balances of unused vacation entitlements and overtime, in combination with the expected salaries of the individual employees.

Compensation of Supervisory Board

Accruals are made for compensation of Supervisory Board members based on the fixed remuneration system that was resolved in the Company’s general shareholders’ meeting on May 26, 2021.

Commissions

Accruals are made for commissions based on the individual contracts with voxeljet’s sales agents considering their business within the relevant fiscal year.

Payroll

Liabilities from payroll mainly include unpaid portions of payroll tax and social security contributions.

	(€ in thousands)
	January 1, 2022	Usage	Addition	Reversal	December 31, 2022
Accrual for warranty	292	(214)	358	(78)	358
Accruals for management compensation	--	--	192	--	192
Labour dispute	--	--	114	--	114
Total	292	(214)	664	(78)	664

The Group expects to settle the majority of the other liabilities and provisions over the next year.